Segmented disclosure	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Segmented disclosure [Text Block]

17) Segmented disclosure

The Company has five operating segments: sales & trading, mine properties, corporate, exploration and evaluation properties ("E&E properties") and Largo Clean Energy. Corporate includes the corporate team that provides administrative, technical, financial and other support to all of the Company's business units, as well as being part of the Company's sales structure.

The Company recognized revenues from customers of $198,280 in the year ended December 31, 2021 (year ended December 31, 2020 - $119,987). Of the total revenues from customers, $160,535 is related to the Sales & trading segment (year ended December 31, 2020 - $64,512), $33,705 is related to the Mine properties segment (year ended December 31, 2020 - $55,475) and $4,040 is related to the Corporate segment (year ended December 31, 2020 - $) (after the elimination of inter-segment transactions). In the year ended December 31, 2021, the Company's revenues are from transactions with multiple customers, including three customers who each represented more than 10% of revenues during that period. In the year ended December 31, 2020, the Company's revenues are from transactions with two customers who each represented more than 10% of revenues during the eight month period from May 1, 2020 to December 31, 2020. In the four month period from January 1, 2020 to April 30, 2020, all of the Company's revenues are from transactions with a single customer.

In the year ended December 31, 2021, $101,356 of the Company's revenues were from sales of V2O5 (of which $100,901 were from the sale of produced products and $455 were from the sale of purchased products), with $96,924 of the Company's revenues from the sales of FeV (of which $88,761 were from the sale of produced products and $8,163 were from the sales of purchased products). In the year ended December 31, 2020, the majority of the Company's revenues were from sales of V2O5.

						Inter-
					Largo	segment
	Sales &	Mine		E&E	Clean	transactions
	trading	properties	Corporate	properties	Energy	& other	Total
Year ended December 31, 2021
Revenues	$163,105	$161,790	$135,309	$-	$-	$(261,924)	$198,280

Operating costs	(153,387)	(110,184)	(130,165)	-	-	260,726	(133,010)
Professional, consulting and management fees	(1,642)	(4,162)	(7,036)	(1)	(5,081)	-	(17,922)
Foreign exchange (loss) gain	(161)	574	207	-	(10)	-	610
Other general and
administrative						(100) [1]
expenses	(414)	(1,500)	(2,358)	(3)	(2,029)		(6,404)
Share-based payments	-	-	(3,135)	-	-	-	(3,135)
Finance costs	(32)	(1,022)	(13)	-	(62)	(6) [1]	(1,135)
Interest income	-	275	128	-	-	-	403
Technology start-up costs	-	-	-	-	(3,121)	(714) [1]	(3,835)
Exploration and evaluation costs	-	(2,078)	-	(15)	-	-	(2,093)
	(155,636)	(118,097)	(142,372)	(19)	(10,303)	259,906	(166,521)
Net income (loss) before tax	7,469	43,693	(7,063)	(19)	(10,303)	(2,018)	31,759
Income tax expense	(74)	(5,356)	-	-	-	-	(5,430)
Deferred income tax (expense) recovery	955	(4,388)	(325)	-	-	-	(3,758)
Net income (loss)	$8,350	$33,949	$(7,388)	$(19)	$(10,303)	$(2,018)	$22,571
At December 31, 2021
Total non-current assets	$961	$123,783	$18,303	$-	$10,884	$-	$153,931
Total assets	$56,631	$191,086	$111,703	$2	$18,084	$(63,597)[2]	$313,909
Total liabilities	$39,907	$34,604	$21,467	$-	$6,488	$(54,254)[3]	$48,212

1. Amounts relating to Largo Titânio Ltda. and Largo Tech Ltda., which are not an operating segment.

2. Inter-segment transaction elimination of $63,711 partially offset by Largo Titânio Ltda. and Largo Tech Ltda. total assets of $114.

3. Inter-segment transaction elimination of $54,327 partially offset by Largo Titânio Ltda. and Largo Tech Ltda. total liabilities of $73.

					Largo	Inter-
	Sales &	Mine		E&E	Clean	segment
	trading	properties	Corporate	properties	Energy	transactions	Total
Year ended December 31, 2020
Revenues	$64,512	$126,750	$74,553	$-	$-	$(145,828)	$119,987
Other gains (losses)	1,636	-	-	-	-	-	1,636
	66,148	126,750	74,553	-	-	(145,828)	121,623
Operating costs	(65,429)	(93,524)	(71,275)	-	-	141,838	(88,390)
Professional, consulting and management fees	(1,274)	(3,086)	(3,188)	-	(707)	-	(8,255)
Foreign exchange (loss) gain	44	(15,943)	6,835	-	-	-	(9,064)
Other general and administrative expenses	(473)	(1,669)	(1,082)	-	(105)	-	(3,329)
Share-based payments	-	-	(1,638)	-	-	-	(1,638)
Finance costs	(17)	(1,325)	(8)	-	-	-	(1,350)
Interest income	-	601	547	-	-	-	1,148
Exploration and evaluation costs	-	(2,958)	-	(64)	-	-	(3,022)
	(67,149)	(117,904)	(69,809)	(64)	(812)	141,838	(113,900)
Net income (loss) before tax	(1,001)	8,846	4,744	(64)	(812)	(3,990)	7,723
Income tax expense	(15)	(124)	-	-	-	-	(139)
Deferred income tax (expense) recovery	-	(3,157)	2,334	-	-	-	(823)
Net income (loss)	$(1,016)	$5,565	$7,078	$(64)	$(812)	$(3,990)	$6,761
At December 31, 2020
Total non-current assets	$9	$136,082	$20,052	$-	$4,366	$-	$160,509
Total assets	$49,010	$213,619	$106,779	$25	$4,871	$(76,498)	$297,806
Total liabilities	$41,968	$45,320	$34,352	$-	$-	$(70,998)	$50,642